Significant Accounting Policies - Advertising and Promotional Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Advertising and promotional expense	$ 1,237	$ 1,330	$ 1,413